Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 72,013
2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	72,013
2023 | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2023 | Mobile Equipment | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	29,000
2023 | Mobile Equipment | Fekola Regional Property, pre-development
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	13,000
2023 | Mobile Equipment | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	8,000
2023 | Mobile Equipment Rebuilds | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	9,000
2023 | Plant and Powerhouse Maintenance | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	6,000
2023 | Tailing Storage Facility | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2023 | Underground Development | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2023 | Other Projects | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2023 | Infrastructure | Fekola Regional Property, pre-development
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 2,000